Balance Sheet Components - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 772	$ 772	$ 780
Less: Accumulated depreciation	(69)	(64)	(58)
Property and equipment, net	703	708	722
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	689	689	689
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17	17	5
Computers and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16	16	36
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 50	$ 50	$ 50